Exhibit 99.1

Hyundai Auto Receivables Trust 2014-B
Monthly Servicing Report

Collection Period	February 2016
Distribution Date	03/15/16
Transaction Month	22
30/360 Days	30
Actual/360 Days	28

I. ORIGINAL DEAL PARAMETERS

Cut off Date:	April 18, 2014
Closing Date:	May 14, 2014

	Dollars	Units	WAC	WARM
Original Pool Balance:	$1,364,737,771.94	72,146	3.40%	59.23
Original Adj. Pool Balance:	$1,335,346,691.89

		Amount	% of Pool	Note Rate	Final Payment Date
Class A-1 Notes	Fixed	$259,000,000.00	18.978%	0.18000%	May 15, 2015
Class A-2 Notes	Fixed	$406,000,000.00	29.749%	0.44000%	February 15, 2017
Class A-3 Notes	Fixed	$470,000,000.00	34.439%	0.90000%	December 17, 2018
Class A-4 Notes	Fixed	$100,860,000.00	7.390%	1.46000%	November 15, 2019
Class B Notes	Fixed	$24,040,000.00	1.762%	1.72000%	November 15, 2019
Class C Notes	Fixed	$36,050,000.00	2.642%	2.10000%	November 15, 2019
Class D Notes	Fixed	$29,380,000.00	2.153%	2.51000%	December 15, 2020
Total Securities		$1,325,330,000.00	97.112%

Overcollateralization		$10,016,691.89	0.734%
YSOA		$29,391,080.05	2.154%
Total Original Pool Balance		$1,364,737,771.94	100.00%

II. POOL BALANCE AND PORTFOLIO INFORMATION

	Beginning of Period		Ending of Period		Change
	Balance	Note Factor	Balance	Note Factor
Class A-1 Notes	$-	-	$-	-	$-
Class A-2 Notes	$-	-	$-	-	$-
Class A-3 Notes	$399,968,688.20	0.8509972	$374,733,026.29	0.7973043	$25,235,661.91
Class A-4 Notes	$100,860,000.00	1.0000000	$100,860,000.00	1.0000000	$-
Class B Notes	$24,040,000.00	1.0000000	$24,040,000.00	1.0000000	$-
Class C Notes	$36,050,000.00	1.0000000	$36,050,000.00	1.0000000	$-
Class D Notes	$29,380,000.00	1.0000000	$29,380,000.00	1.0000000	$-
Total Securities	$590,298,688.20	0.4453975	$565,063,026.29	0.4263565	$25,235,661.91

Weighted Avg. Coupon (WAC)	3.23%		3.23%
Weighted Avg. Remaining Maturity (WARM)	39.16		38.25
Pool Receivables Balance	$622,147,315.00		$596,287,193.41
Remaining Number of Receivables	50,996		50,182

Adjusted Pool Balance	$610,328,888.58		$585,093,226.67

III. COLLECTIONS

Principal:
Principal Collections	$24,754,721.96
Repurchased Contract Proceeds Related to Principal	$-
Recoveries/Liquidation Proceeds	$651,101.16
Total Principal Collections	$25,405,823.12

Interest:
Interest Collections	$1,627,839.65
Late Fees & Other Charges	$62,836.98
Interest on Repurchase Principal	$-
Total Interest Collections	$1,690,676.63

Collection Account Interest	$6,622.13
Reserve Account Interest	$964.69
Servicer Advances	$-

Total Collections	$27,104,086.57

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Hyundai Auto Receivables Trust 2014-B
Monthly Servicing Report

Collection Period	February 2016
Distribution Date	03/15/16
Transaction Month	22
30/360 Days	30
Actual/360 Days	28

IV. DISTRIBUTIONS

Total Collections	$27,104,086.57
Reserve Account Release	$-
Reserve Account Draw	$-
Total Available for Distribution	$27,104,086.57

		Amount Due	Interest Pymt Due but unpaid from prior periods	Amount Paid
1. Servicing Fee @1.00%:
Servicing Fee Due	1.00%	$518,456.10	$-	$518,456.10	$518,456.10
Collection Account Interest					$6,622.13
Late Fees & Other Charges					$62,836.98
Total due to Servicer					$587,915.21

2. Class A Noteholders Interest:
Class A-1 Notes		$-		$-
Class A-2 Notes		$-		$-
Class A-3 Notes		$299,976.52		$299,976.52
Class A-4 Notes		$122,713.00		$122,713.00

Total Class A interest:		$422,689.52		$422,689.52	$422,689.52

3. First Priority Principal Distribution:		$-		$-	$-

4. Class B Noteholders Interest:		$34,457.33		$34,457.33	$34,457.33

5. Second Priority Principal Distribution:		$-		$-	$-

6. Class C Noteholders Interest:		$63,087.50		$63,087.50	$63,087.50

7. Third Priority Principal Distribution:		$-		$-	$-

8. Class D Noteholders Interest:		$61,453.17		$61,453.17	$61,453.17

Available Funds Remaining:					$25,934,483.84

9. Regular Principal Distribution Amount:					$25,235,661.91

		Distributable Amount		Paid Amount
Class A-1 Notes				$-
Class A-2 Notes				$-
Class A-3 Notes				$25,235,661.91
Class A-4 Notes				$-
Class A Notes Total:		$25,235,661.91		$25,235,661.91
Class B Notes Total:		$-		$-
Class C Notes Total:		$-		$-
Class D Notes Total:		$-		$-
Total Noteholders Principal		$25,235,661.91		$25,235,661.91

10. Required Deposit to Reserve Account					0.00

11. Trustee Expenses					0.00

12. Remaining Available Collections Released to Certificateholder					698,821.93

V. YIELD SUPPLEMENT OVERCOLLATERALIZATION AMOUNT (YSOA)

Beginning Period Required Amount	$11,818,426.42
Beginning Period Amount	$11,818,426.42
Current Period Amortization	$624,459.68
Ending Period Required Amount	$11,193,966.74
Ending Period Amount	$11,193,966.74
Next Distribution Date Required Amount	$10,587,637.03

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Hyundai Auto Receivables Trust 2014-B
Monthly Servicing Report

Collection Period	February 2016
Distribution Date	03/15/16
Transaction Month	22
30/360 Days	30
Actual/360 Days	28

VI. RESERVE ACCOUNT

Reserve Percentage of Initial Adjusted Pool Balance	0.25%
Beginning Period Required Amount	$3,338,366.73
Beginning Period Amount	$3,338,366.73
Current Period Release to Collection Account	$-
Current Period Deposit	$-
Current Period Release to Depositor	$-
Ending Period Required Amount (0.25% of APB of cut-off date)	$3,338,366.73
Ending Period Amount	$3,338,366.73

VII. OVERCOLLATERALIZATION

Overcollateralization Target	1.50%
Overcollateralization Floor	1.50%

	Beginning	Ending	Target
Overcollateralization Amount	$20,030,200.38	$20,030,200.38	$20,030,200.38
Overcollateralization as a % of Original Adjusted Pool	1.50%	1.50%	1.50%
Overcollateralization as a % of Current Adjusted Pool	3.28%	3.42%	3.42%

VIII. DELINQUENCY AND NET LOSS ACTIVITY

Delinquent Receivables	Units Percent	Units	Dollars Percent	Amount
Current	98.78%	49,572	98.29%	$586,069,697.89
30 - 60 Days	0.90%	452	1.28%	$7,612,026.95
61 - 90 Days	0.26%	129	0.36%	$2,133,708.38
91-120 Days	0.06%	28	0.08%	$460,641.71
121 + Days	0.00%	1	0.00%	$11,118.48
Total		50,182		$596,287,193.41

Delinquent Receivables 30+ Days Past Due
Current Period	1.22%	610	1.71%	$10,217,495.52
1st Preceding Collection Period	1.66%	849	2.34%	$14,573,457.79
2nd Preceding Collection Period	1.68%	875	2.34%	$15,185,446.48
3rd Preceding Collection Period	1.55%	824	2.12%	$14,441,289.82
Four-Month Average	1.53%		2.13%

Repossession in Current Period		43		$836,208.18
Repossession Inventory		126		$616,948.47

Current Charge-Offs
Gross Principal of Charge-Offs				$1,105,399.63
Recoveries				$(651,101.16)
Net Loss				$454,298.47

Ratio of Current Net Loss to Beginning Pool Balance (annualized)				0.88%

Average Pool Balance for Current Period				$609,217,254.20

Ratio of Current Net Loss to Average Pool Balance (annualized)
Current Period				0.89%
1st Preceding Collection Period				1.14%
2nd Preceding Collection Period				0.82%
3rd Preceding Collection Period				0.56%
Four-Month Average				0.85%

Cumulative Charge-Offs		Change in units from prior period	Cumulative Units	Cumulative Amount
Gross Principal of Charge-Offs		84	1,736	$28,843,514.22
Recoveries		79	1,442	$(14,850,232.41)
Net Loss				$13,993,281.81
Cumulative Net Loss as a % of Initial Pool Balance				1.03%

Net Loss for Receivables that have experienced a Net Loss *		65	1,502	$14,031,221.22
Average Net Loss for Receivables that have experienced a Net Loss				$9,341.69

Principal Balance of Extensions				$2,769,415.34
Number of Extensions				153

* Excludes receivables with recovered amounts in excess of principal charge-offs due to the recovery of assessments, such as interest and fees.

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